Debt, Credit Facilities and Lease Commitments - Additional information (Detail)					1 Months Ended			12 Months Ended
	May 26, 2016 USD ($)	May 06, 2016 USD ($)	Mar. 16, 2016 USD ($)	Jan. 27, 2016 USD ($)	May 31, 2017 EUR (€)	Sep. 30, 2016 USD ($)	Jul. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Aug. 31, 2016 USD ($)
Debt and Financial Instruments [Line Items]
Senior notes					€ 600,000,000							$ 1,600,000,000
Higher rate of debt maturity periods					May 2025
Loss on extinguishment of debt									$ 153,000,000	$ 130,000,000
Net realized gains on the Retained Share transactions	$ 537,000,000	$ 611,000,000							4,387,000,000
Repayment of debt								$ 1,000,000	1,381,000,000	3,786,000,000
Operating lease rent expense								154,000,000	174,000,000	184,000,000
Domestic Line of Credit
Debt and Financial Instruments [Line Items]
Drawing				$ 1,450,000,000
Line of Credit Facility Amount Outstanding				$ 1,800,000,000				0	0
Net realized gains on the Retained Share transactions									1,250,000,000
Credit facility maximum capacity								1,500,000,000
Foreign Line of Credit
Debt and Financial Instruments [Line Items]
Line of Credit Facility Amount Outstanding								0	0
Credit facility maximum capacity | €											€ 200,000,000
Other Line Of Credit
Debt and Financial Instruments [Line Items]
Line of Credit Facility Amount Outstanding								0	0
Credit facility maximum capacity								$ 134,000,000	271,000,000
Senior Notes
Debt and Financial Instruments [Line Items]
Payments to redeem senior notes						$ 1,000,000,000
Senior Notes | Other income, net
Debt and Financial Instruments [Line Items]
Loss on extinguishment of debt									52,000,000
Debt Tender Offer
Debt and Financial Instruments [Line Items]
Loss on extinguishment of debt									101,000,000	$ 130,000,000
Net realized gains on the Retained Share transactions									$ 2,000,000,000
Tender offer date								Mar. 16, 2016
Principal amount of notes exchanged for Retained Share			$ 2,200,000,000
Payment to repurchase Notes including accrued and unpaid interest and tender premium							$ 2,900,000,000
Debt Tender Offer | Purchase Date One
Debt and Financial Instruments [Line Items]
Tender offer date							Jul. 06, 2015
Debt Tender Offer | Purchase Date Two
Debt and Financial Instruments [Line Items]
Tender offer date							Jul. 21, 2015
1.70% Senior Notes due August 2021
Debt and Financial Instruments [Line Items]
Senior notes												$ 400,000,000
Senior notes, coupon rates												1.70%
Higher rate of debt maturity periods								August 2021
2.60% Senior Notes due August 2026
Debt and Financial Instruments [Line Items]
Senior notes												$ 750,000,000
Senior notes, coupon rates												2.60%
Higher rate of debt maturity periods								August 2026
3.50% Senior Notes due August 2046
Debt and Financial Instruments [Line Items]
Senior notes												$ 450,000,000
Senior notes, coupon rates												3.50%
Higher rate of debt maturity periods								August 2046
1.30% Senior Notes due May 2025
Debt and Financial Instruments [Line Items]
Senior notes | €					€ 600,000,000
Senior notes, coupon rates					1.30%
Higher rate of debt maturity periods								May 2025
1.850% Senior Notes due 2017
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates						1.85%
1.850% Senior Notes due 2018
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates						1.85%
5.375% Senior Notes due 2018
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates						5.375%
4.500% Senior Notes due 2019
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates						4.50%
4.250% Senior Notes due 2020
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates						4.25%
3.200% Senior Notes due 2023
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates						3.20%
0.950% notes due 2016 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates			0.95%
Higher rate of debt maturity periods								May 2016
5.900% Senior Unsecured Notes due 2016
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates									5.90%
Higher rate of debt maturity periods								September 2016
Repayment of debt									$ 130,000,000
5.900% Senior Unsecured Notes due 2016 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates			5.90%
Higher rate of debt maturity periods								August 2016
1.850% Notes due 2017 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates			1.85%
Higher rate of debt maturity periods								January 2017
5.375% notes due 2018 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates			5.375%
Higher rate of debt maturity periods								May 2018
1.850% notes due 2018 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates			1.85%
Higher rate of debt maturity periods								June 2018
4.500% notes due 2019 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates			4.50%
Higher rate of debt maturity periods								August 2019
4.250% notes due 2020 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates			4.25%
Higher rate of debt maturity periods								February 2020
0.95% Senior Unsecured Notes Matured in June 2016
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates									0.95%
Higher rate of debt maturity periods								June 2016
Repayment of debt									$ 190,000,000
5.9% notes due 2016 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates							5.90%
Higher rate of debt maturity periods										September 2016
Aggregate principal amount of debts repurchased							$ 2,700,000,000
6.625% Debentures due 2028
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates								6.625%			6.625%
6.625% Debentures due 2028 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates							6.625%
Higher rate of debt maturity periods										February 2028
6.250% Senior Notes due December 2037 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates							6.25%
Higher rate of debt maturity periods										December 2037
3.650% Senior Notes due August 2042 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates							3.65%
Higher rate of debt maturity periods										August 2042
4.500% Senior Notes due June 2043 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates							4.50%
Higher rate of debt maturity periods										June 2043
3.200% Senior Notes due June 2023 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates							3.20%
Higher rate of debt maturity periods										June 2023
2.400% Senior Note due August 2022 | Debt Tender Offer
Debt and Financial Instruments [Line Items]
Senior notes, coupon rates							2.40%
Higher rate of debt maturity periods										August 2022